Revenue Information - Disaggregation of Revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Revenues	$ 318,877,564	$ 303,603,522	$ 273,134,908
Group Chatting Services [Member]
Product Information [Line Items]
Revenues	211,760,853	214,992,171	208,163,650
Games Services [Member]
Product Information [Line Items]
Revenues	106,742,196	$ 88,611,351	$ 64,971,258
Others [Member]
Product Information [Line Items]
Revenues	$ 374,515